RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Narrative (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 COP ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 COP ($)
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
(Losses) gains related to derivative contracts reclassified from OCI to revenues	$ (128)	$ 94	$ 119
Losses recorded in AOCI expected to be reclassed in the next twelve months in net income	7	9	49
Losses on hedge ineffectiveness	(25)	10	0
Reclassification adjustments for amounts recognized in net income (loss)	128	(94)	(119)
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	3,314	2,220		$ 260	€ 164	£ 108	$ 98	$ 294	€ 1,001	£ 0	$ 92
Losses recorded in AOCI expected to be reclassed in the next twelve months in net income	$ 7	$ (35)	(53)
Derivative, average fixed interest rates	4.30%	3.10%		4.30%	4.30%	4.30%	4.30%	3.10%	3.10%	3.10%	3.10%
Reclassification adjustments for amounts recognized in net income (loss)	$ 18	$ 6	3
Change in value of hedged item used to determine hedge effectiveness	1	1	0
Interest rate swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	8,492	8,045
Interest rate swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	4,548	4,438
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	125	47
Losses recorded in AOCI expected to be reclassed in the next twelve months in net income	0	0	$ 0
Foreign exchange swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	8,001	9,737
Foreign exchange swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	2,574	3,465
Sudsidiary | Floating interest rate | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	19,080	12,679
Hedged item, liabilities	$ 7,736	$ 3,985